Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 378,785	$ 382,911
Total	378,785	382,911
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	347,847	354,987
Total	347,847	354,987
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	20,713	15,948
Total	20,713	15,948
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	10,225	11,976
Total	$ 10,225	$ 11,976